Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund - Class K6	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	12.30%
Annual Return 2021	6.97%
Annual Return 2022	(14.47%)
Annual Return 2023	10.94%